Mezzanine Equity and Stockholders' Deficit (Details) - Schedule of Authorized Issued and Outstanding Shares of Convertible Redeemable Preferred Stock and Liquidation Preferences - USD ($)
$ in Thousands
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Authorized Shares	186,388,450	186,388,450	186,388,450
Shares Issued	125,817,855	125,472,147	120,384,609
Shares Outstanding	125,817,855	125,472,147	120,384,609
Liquidation Preference	$ 530,265	$ 532,138	$ 522,062
Carrying Value	$ 411,016	$ 410,368	$ 399,855
Series A
Temporary Equity [Line Items]
Authorized Shares	14,497,716	14,497,716	14,497,716
Shares Issued	10,678,459	10,678,459	7,702,462
Shares Outstanding	10,678,459	10,678,459	7,702,462
Liquidation Preference	$ 10,918	$ 10,918	$ 7,875
Carrying Value	$ 16,953	$ 16,953	$ 12,093
Series B
Temporary Equity [Line Items]
Authorized Shares	11,980,730	11,980,730	11,980,730
Shares Issued	5,216,044	5,119,213	4,715,258
Shares Outstanding	5,216,044	5,119,213	4,715,258
Liquidation Preference	$ 8,407	$ 8,251	$ 7,600
Carrying Value	$ 9,578	$ 9,338	$ 8,582
Series C
Temporary Equity [Line Items]
Authorized Shares	18,526,490	18,526,490	18,526,490
Shares Issued	10,836,279	10,836,279	10,718,119
Shares Outstanding	10,836,279	10,836,279	10,718,119
Liquidation Preference	$ 23,844	$ 23,844	$ 22,834
Carrying Value	$ 22,761	$ 22,761	$ 22,508
Series D
Temporary Equity [Line Items]
Authorized Shares	45,812,043	45,812,043	45,812,043
Shares Issued	44,439,418	44,439,418	44,327,922
Shares Outstanding	44,439,418	44,439,418	44,327,922
Liquidation Preference	$ 294,940	$ 294,940	$ 293,150
Carrying Value	$ 191,841	$ 191,841	$ 191,328
Series D-2
Temporary Equity [Line Items]
Authorized Shares	2,712,109	2,712,109	2,712,109
Shares Issued	0	0	0
Shares Outstanding	0	0	0
Liquidation Preference	$ 0	$ 0	$ 0
Carrying Value	$ 0	$ 0	$ 0
Series D-3
Temporary Equity [Line Items]
Authorized Shares	5,344,476	5,344,476	5,344,476
Shares Issued	5,344,476	5,344,476	5,344,476
Shares Outstanding	5,344,476	5,344,476	5,344,476
Liquidation Preference	$ 50,773	$ 50,773	$ 50,773
Carrying Value	$ 49,587	$ 49,587	$ 49,587
Series E
Temporary Equity [Line Items]
Authorized Shares	23,960,873	23,960,873	23,960,873
Shares Issued	18,987,106	18,987,106	18,582,697
Shares Outstanding	18,987,106	18,987,106	18,582,697
Liquidation Preference	$ 72,910	$ 74,939	$ 71,358
Carrying Value	$ 51,709	$ 51,709	$ 51,093
Series E-1
Temporary Equity [Line Items]
Authorized Shares	22,286,950	22,286,950	22,286,950
Shares Issued	22,286,925	22,286,925	22,286,925
Shares Outstanding	22,286,925	22,286,925	22,286,925
Liquidation Preference	$ 68,465	$ 68,465	$ 68,465
Carrying Value	$ 56,609	$ 56,609	$ 56,609
Series E-2
Temporary Equity [Line Items]
Authorized Shares	23,437,500	23,437,500	23,437,500
Shares Issued	6,784,347	6,784,347	6,706,750
Shares Outstanding	6,784,347	6,784,347	6,706,750
Liquidation Preference	$ 7	$ 7	$ 7
Carrying Value	$ 8,356	$ 8,356	$ 8,055
Series E-3
Temporary Equity [Line Items]
Authorized Shares	17,829,563	17,829,563	17,829,563
Shares Issued	1,244,801	995,924	0
Shares Outstanding	1,244,801	995,924	0
Liquidation Preference	$ 1	$ 1	$ 0
Carrying Value	$ 3,622	$ 3,214	$ 0